Income Taxes - Schedule of Reconciliation of Income Tax Expense Computed at Statutory Federal Income Tax Rate to Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax expense at statutory rate	34.00%	34.00%	34.00%
State income tax, net of federal benefit	4.90%	4.90%	5.20%
Permanent differences	(0.70%)	0.00%	(0.10%)
Research and development credit	1.40%	3.90%	0.00%
Foreign rate differential	(1.30%)	(2.90%)	0.00%
Other	2.80%	(0.80%)	0.00%
Change in valuation allowance	(41.10%)	(39.10%)	(39.10%)
Effective income tax rate	0.00%	0.00%	0.00%